Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue	The following tables provide further disaggregation of the Company’s revenues by categories:
	Three Months Ended September 30,
Revenue by Customer Type	2023		2022
Construction and Engineering Services:
Hotel	$—	—%	$1,224,181	30%
Office	3,965,361	100%	1,468,338	35%
Subtotal	3,965,361	100%	2,692,519	65%
Medical Revenue:
Medical (lab testing, kit sales and equipment)	—	—%	1,437,738	35%
Total revenue by customer type	$3,965,361	100%	$4,130,257	100%

	Nine Months Ended September 30,
Revenue by Customer Type	2023		2022
Construction and Engineering Services:
Government	$—	—%	$39	—%
Hotel	44,201	—%	2,368,960	13%
Multi-Family (includes Single Family)	—	—%	86,034	—%
Office	14,522,150	100%	6,178,856	30%
Retail	—	—%	5,344	—%
Special Use	—	—%	9,640	—%
Subtotal	14,566,351	100%	8,648,873	43%
Medical Revenue:
Medical (lab testing, kit sales and equipment)	—	—%	11,640,953	57%
Total revenue by customer type	$14,566,351	100%	$20,289,826	100%
The following tables provide further disaggregation of the Company’s revenues by categories:
	Twelve Months Ended December 31,
Revenue by Segments and Customer Type	2022		2021
Construction Segment:
Government	$905,554	4%	$2,335,031	6%
Hotel/Hospitality	2,731,439	11%	1,110,303	3%
Multi-Family (includes Single Family)	86,033	—%	103,672	—%
Medical (construction services)	—	—%	495,122	1%
Office	9,009,209	37%	534,001	2%
Retail	5,344	—%	285,177	1%
Special Use	14,640	—%	1,930,384	5%
Total Construction Revenue Segment (includes engineering service revenue)	$12,752,219	52%	$6,793,690	18%

Medical Revenue Segment (includes lab testing, kit sales and equipment)	$11,641,727	48%	$31,548,012	82%

Total Revenue by Segments and Customer Type	$24,393,946	100%	$38,341,702	100%

Schedule of Equity Affiliates	The approximate combined financial position of the Company’s equity affiliates are summarized below as of September 30, 2023 and December 31, 2022:
Condensed balance sheet information:	September 30, 2023	December 31, 2022
	(Unaudited)	(Unaudited)
Total assets	$37,500,000	$37,500,000
Total liabilities	$7,100,000	$7,100,000
Members’ equity	$30,400,000	$30,400,000
The approximate combined financial position of the Company’s equity affiliates are summarized below as of December 31, 2022 and 2021:
	2022	2021
Condensed balance sheet information:
Total assets	$37,500,000	$37,700,000
Total liabilities	$7,100,000	$7,020,000
Members’ equity	$30,400,000	$30,680,000

Schedule of Accumulated Amortization and Amortization Expense	The amortization expense for the three months ended September 30, 2023 and 2022 was $47,027 and $39,243, respectively. The estimated amortization expense for the successive five years is as follows:
For the year ending December 31:
2023 (remaining)	$49,370
2024	192,436
2025	189,019
2026	171,684
2027	168,006
Thereafter	1,180,852
$1,951,367
The estimated amortization expense for the successive five years is as follows:
For the year ending December 31,:
2023	$174,741
2024	174,035
2025	170,618
2026	153,283
2027	149,605
Thereafter	1,175,551
$1,997,833